Contingencies and Commitments	9 Months Ended	12 Months Ended
	Sep. 30, 2022	Dec. 31, 2021
Commitments and Contingencies Disclosure [Abstract]
Contingencies and Commitments

Note 5 - Contingencies and Commitments

a.

On August 7, 2018, the Company commenced an action against North Empire LLC (“North Empire”) in the Supreme Court of the State of New York, County of New York for breach of a Securities Purchase Agreement (the “Agreement”) in which it is seeking damages in an amount to be determined at trial, but in no event less than $616 thousands. On August 2, 2018, North Empire filed a Summons with Notice against the Company, also in the same Court, in which they allege damages in an amount of $11.4 million arising from an alleged breach of the Agreement. On September 6, 2018 North Empire filed a Notice of Discontinuance of the action it had filed on August 2, 2018. On September 27, 2018, North Empire filed an answer and asserted counterclaims in the action commenced by the Company against them, alleging that the Company failed to deliver stock certificates to North Empire causing damage to North Empire in the amount of $10,958,589. North Empire also filed a third-party complaint against the Company’s CEO and now former Chairman of the Board asserting similar claims against them in their individual capacities. On October 17, 2018, the Company filed a reply to North Empire’s counterclaims. On November 15, 2018, the Company’s CEO and now former Chairman of the Board filed a motion to dismiss North Empire’s third-party complaint. On January 6, 2020, the Court granted the motion and dismissed the third-party complaint. Discovery has been completed and both parties have filed motions for summary judgment in connection with the claims and counterclaims. On December 30, 2021, the Court denied both My Size and North Empire’s motions for summary judgment, arguing there were factual issues to be determined at trial. On January 26, 2022, the Company filed a notice of appeal of the summary judgment decision. The Company filed its appellant brief on or about October 26, 2022. On February 3, 2022, the Company filed a motion to reargue the Court’s decision denying the Company’s motion for summary judgment. On or about March 31, 2022, North Empire filed its opposition papers to the Company’s motion to reargue. On or about September 12, 2022 the Court issued its decision and order denying the Company’s motion to reargue. North Empire is due to file its opposing brief on or about December 7, 2022.

The Company believes it is more likely than not that the counterclaims will be denied.

b.	On July 5, 2021, the Company was served with a legal complaint filed by Fidelity Venture Capital Ltd. and Dror Atzmon in the Magistrate’s Court in Tel Aviv for a monetary award in an amount of NIS 1,436,679 (approximately $450) and a declaratory relief. The plaintiffs allege that the Company breached its contractual obligations to pay them for services allegedly rendered to the Company by the plaintiffs under a certain consulting agreement dated July 2, 2014, in an amount of NIS 819,000 (approximately $256). Additionally, the plaintiffs allege that the Company should compensate them for losses allegedly incurred by them following their investment in the Company’s shares issued under a certain private offering. In the alternative, the plaintiffs move that the court will declare the investment agreement void with full restitution of plaintiffs’ original investment in an amount of NIS 1,329,650 (approximately $415). The Company filed its statement of defense on October 25, 2021. The first court preliminary hearing was held on March 1, 2022. Following the first preliminary hearing and the Court’s comments and recommendation, the plaintiffs filed a motion to strike out the claim without prejudice. On March 8, 2022 the Court ordered dismissal without prejudice of the claim. The Court also ruled that to the extent the plaintiffs will not move within 7 days to revise their motion do dismiss their claim “with prejudice”, the Company will be entitled to request an order for costs. On April 11, 2022 the Court ordered the plaintiffs to pay the Company’s costs in the amount of NIS 15,000, within 30 days.

MY SIZE, INC. AND ITS SUBSIDIARIES

Notes to Condensed Consolidated Interim Financial Statements (Unaudited)

U.S. dollars in thousands (except share data and per share data)

NOTE 12 -	CONTINGENCIES AND COMMITMENTS

a.

On August 7, 2018, the Company commenced an action against North Empire LLC (“North Empire”) in the Supreme Court of the State of New York, County of New York for breach of a Securities Purchase Agreement (the “Agreement”) in which it is seeking damages in an amount to be determined at trial, but in no event less than $616,000. On August 2, 2018, North Empire filed a Summons with Notice against the Company, also in the same Court, in which they allege damages in an amount of $11.4 million arising from an alleged breach of the Agreement. On September 6, 2018 North Empire filed a Notice of Discontinuance of the action it had filed on August 2, 2018. On September 27, 2018, North Empire filed an answer and asserted counterclaims in the action commenced by the Company against them, alleging that the Company failed to deliver stock certificates to North Empire causing damage to North Empire in the amount of $10,958,589. North Empire also filed a third-party complaint against the Company’s CEO and now former Chairman of the Board asserting similar claims against them in their individual capacities. On October 17, 2018, the Company filed a reply to North Empire’s counterclaims. On November 15, 2018, the Company’s CEO and now former Chairman of the Board filed a motion to dismiss North Empire’s third-party complaint. On January 6, 2020, the Court granted the motion and dismissed the third-party complaint. Discovery has been completed and both parties have filed motions for summary judgment in connection with the claims and counterclaims. On December 30, 2021, the Court denied both My Size and North Empire’s motions for summary judgment, arguing there were factual issues to be determined at trial. On January 26, 2022, the Company filed a notice of appeal of the summary judgment decision. The appeal must be fully perfected and filed by July 26, 2022. On February 3, 2022, the Company filed a motion to reargue the Court’s decision denying the Company’s motion for summary judgment. North Empire will file its opposition papers on or before March 31, 2022, and the Company will file reply papers on April 29, 2022. The return date on the motion to reargue is scheduled for May 2, 2022.

The Company believes it is more likely than not that the counterclaims will be denied.

b.

In May 2021, the Company received notice from Custodian Ventures, LLC (“Custodian”) of its intention to nominate four candidates to stand for election to our Board of Directors at the Company’s 2021 annual meeting of stockholders. Custodian subsequently made a book and records request and has made public statements calling for changes to our management.

On September 22, 2021, Custodian commenced an action in the Court of Chancery of the State of Delaware captioned, Custodian Ventures, LLC v. MySize, Inc. (the “Delaware Action”). In the Delaware Action, Custodian sought an order from the Court of Chancery pursuant to Section 211 of the General Corporation Law of the State of Delaware compelling us to hold an annual meeting.

On October 19, 2021, the Company commenced an action in the United States District Court for the Southern District of New York against Custodian, Activist Investing LLC, Milton C. Ault III, Ault Alpha LP, Ault Alpha GP LLC, Ault Capital Management LLC, Ault & Company Inc., David Aboudi, Patrick Loney and David Nathan, pursuant to Sections 13(d) and 14(a) of the Securities Exchange Act of 1934, and certain rules promulgated thereunder (the “SDNY Action”). The complaint sought, among other things, declaratory and injunctive relief related to defendants’ efforts to nominate a slate of directors for election at our next annual meeting. The complaint alleged that the defendants formed an undisclosed “group” for purposes of Section 13(d) and has misrepresented its true purpose in purchasing My Size, Inc. stock in filings made with the SEC. In addition, the complaint alleged that the defendants engaged in an unlawful solicitation of investors in violation of the Exchange Act proxy rules in connection with their efforts to elect a slate of directors to the Company’s Board of Directors. On October 20, 2021, the Court signed an order granting a hearing on an anticipated motion for a preliminary injunction and expedited scheduling and discovery in aid thereof, and scheduled that hearing for December 2, 2021.

On November 4, 2021, the Company entered into the Settlement Agreement with the Lazar Parties. Pursuant to the Settlement Agreement, the Company and the Lazar Parties agreed to compromise and settle the Delaware Action and SDNY Action. In addition, pursuant to the Settlement Agreement, the Company agreed to reimburse Custodian for out of pocket expenses and in consideration for the dismissal and release of claims against the Company an aggregate amount equal to $275, to be paid within three business days of the effective date of the Settlement Agreement. With respect to the Company’s 2021 annual meeting of stockholders, Custodian agreed to, among other things, withdraw or rescind (i) its May 12, 2021 notice of stockholder nominations of four director candidates with respect to the Company’s 2021 annual meeting of stockholders, (ii) the notice dated October 28, 2021 submitted by Custodian to the Company notifying the Company of Custodian’s continued intent to bring its nomination of four director candidates before the Company’s stockholders at the 2021 annual meeting, and (iii) any and all related materials and notices submitted to the Company in connection therewith or related thereto and to not take any further action in connection with the solicitation of any proxies in connection with the Company. Custodian also agreed to cease any and all solicitation and other activities in connection with the 2021 annual meeting. In addition, Custodian agreed to certain customary standstill provisions for a period of five years beginning on the effective date of the Agreement (the “Standstill Period”). The Settlement Agreement also provides that during the Standstill Period, the Lazar Parties will vote all shares of common stock of the Company it beneficially owns in in accordance with any proposal or recommendation made by the Company or the Board of Directors of the Company that is submitted to the stockholders of the Company, unless to do so would violate applicable law and except with respect to certain extraordinary transactions. The Settlement Agreement also contains non-disparagement and confidentiality provisions, subject to certain exceptions.

On December 9, 2021, the Company subsequently entered into a Settlement Agreement (the “Ault Settlement Agreement”), with Milton C. Ault III, Ault Alpha LP, Ault Alpha GP LLC, Ault Capital Management LLC, Ault & Company Inc., collectively the Ault Parties, which we agreed to withdraw the SDNY Action against the Ault Parties and the Ault Parties agreed to withdraw the counterclaim that they asserted in that action against the Company. In addition, pursuant to the Settlement Agreement, the Company paid $70 to the Ault Parties in consideration for the releases and other good and valuable consideration as set forth in the Ault Settlement Agreement.

c.

On July 5, 2021, the Company was served with a legal complaint filed by Fidelity Venture Capital Ltd. and Dror Atzmon in the Magistrate’s Court in Tel Aviv for a monetary award in an amount of NIS 1,436,679 (approximately $450,000) and a declaratory relief. The plaintiffs allege that the Company breached its contractual obligations to pay them for services allegedly rendered to the Company by the plaintiffs under a certain consulting agreement dated July 2, 2014, in an amount of NIS 819,000 (approximately $256,000). Additionally, the plaintiffs allege that the Company should compensate them for losses allegedly incurred by them following their investment in the Company’s shares issued under a certain private offering. In the alternative, the plaintiffs move that the court will declare the investment agreement void with full restitution of plaintiffs’ original investment in an amount of NIS 1,329,650 (approximately $415,000). The Company filed its statement of defense on October 25, 2021. The first preliminary court hearing of the case is scheduled for January 23, 2022.

The first court preliminary hearing was held on March 1, 2022.

Following the first preliminary hearing and the Court’s comments and recommendation, the Plaintiffs filed a motion to strike out the claim without prejudice.

On March 8, 2022 the Court ordered dismissal without prejudice of the claim.

MY SIZE, INC. AND ITS SUBSIDIARIES

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

U.S. dollars in thousands (except share data and per share data)